UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1685

Name of Registrant: Vanguard Morgan Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)[1]
Consumer Discretionary (14.4%)
* Amazon.com Inc.	783,384	85,593
Starbucks Corp.	3,431,863	83,394
TJX Cos. Inc.	1,336,678	56,074
Ross Stores Inc.	801,862	42,731
Coach Inc.	1,139,670	41,655
Omnicom Group Inc.	1,173,266	40,243
McDonald's Corp.	608,590	40,088
Walt Disney Co.	1,207,438	38,034
Advance Auto Parts Inc.	713,056	35,781
NIKE Inc. Class B	428,570	28,950
Expedia Inc.	1,504,610	28,257
* LKQ Corp.	1,465,051	28,246
* Las Vegas Sands Corp.	1,180,305	26,132
* Urban Outfitters Inc.	746,564	25,674
Target Corp.	493,000	24,241
Tractor Supply Co.	392,880	23,954
* ITT Educational Services Inc.	283,523	23,538
DeVry Inc.	429,310	22,534
^ Buckle Inc.	681,042	22,079
* Dollar Tree Inc.	498,990	20,773
* Kohl's Corp.	427,850	20,323
News Corp. Class A	1,549,000	18,526
* O'Reilly Automotive Inc.	356,310	16,946
* Dollar General Corp.	567,804	15,643
* Ford Motor Co.	1,420,700	14,321
* Harman International Industries Inc.	472,253	14,116
Guess? Inc.	433,117	13,531
* Discovery Communications Inc.	432,415	13,375
* WMS Industries Inc.	325,975	12,795
Service Corp. International	1,645,300	12,175
* CarMax Inc.	583,345	11,609
* GameStop Corp. Class A	535,350	10,059
Chico's FAS Inc.	989,000	9,771
* Bed Bath & Beyond Inc.	239,100	8,866
* Apollo Group Inc. Class A	194,178	8,247
Darden Restaurants Inc.	209,480	8,138
Gap Inc.	417,300	8,121
* Discovery Communications Inc. Class A	226,500	8,088
Williams-Sonoma Inc.	304,635	7,561
* Liberty Media Corp. - Capital	175,800	7,368
Gentex Corp.	380,325	6,838
Carnival Corp.	207,420	6,272
* Warnaco Group Inc.	166,825	6,029
^ Garmin Ltd.	204,500	5,967
American Eagle Outfitters Inc.	477,700	5,613
DR Horton Inc.	505,100	4,965
Tiffany & Co.	130,600	4,951
Home Depot Inc.	162,100	4,550
DISH Network Corp. Class A	249,900	4,536

McGraw-Hill Cos. Inc.	159,600	4,491
Comcast Corp.	257,534	4,231
* DreamWorks Animation SKG Inc. Class A	135,030	3,855
Comcast Corp. Class A	197,125	3,424
* DIRECTV Class A	70,800	2,402
H&R Block Inc.	120,400	1,889
Lowe's Cos. Inc.	73,900	1,509
* priceline.com Inc.	4,800	847
Cablevision Systems Corp. Class A	6,300	151
		1,050,070
Consumer Staples (4.5%)
Procter & Gamble Co.	1,031,217	61,852
Wal-Mart Stores Inc.	702,900	33,788
General Mills Inc.	917,462	32,588
Philip Morris International Inc.	433,300	19,863
Coca-Cola Co.	391,878	19,641
Mead Johnson Nutrition Co.	376,900	18,890
PepsiCo Inc.	307,600	18,748
* Whole Foods Market Inc.	476,274	17,155
Anheuser-Busch InBev NV ADR	273,515	13,132
Herbalife Ltd.	271,510	12,503
Avon Products Inc.	436,600	11,570
Clorox Co.	173,721	10,799
Colgate-Palmolive Co.	115,400	9,089
Coca-Cola Enterprises Inc.	350,300	9,059
Estee Lauder Cos. Inc. Class A	155,400	8,660
Sysco Corp.	253,160	7,233
Walgreen Co.	244,000	6,515
Dr Pepper Snapple Group Inc.	163,600	6,117
CVS Caremark Corp.	187,010	5,483
* Green Mountain Coffee Roasters Inc.	186,270	4,787
Kimberly-Clark Corp.	46,600	2,825
Costco Wholesale Corp.	21,700	1,190
		331,487
Energy (5.3%)
Occidental Petroleum Corp.	820,121	63,272
Schlumberger Ltd.	814,231	45,060
Valero Energy Corp.	1,937,238	34,832
Exxon Mobil Corp.	386,022	22,030
* Southwestern Energy Co.	554,280	21,417
Baker Hughes Inc.	438,982	18,249
* Oceaneering International Inc.	396,017	17,781
* Ultra Petroleum Corp.	381,005	16,860
* Concho Resources Inc.	220,546	12,203
^ Core Laboratories NV	73,920	10,911
* Cameron International Corp.	323,955	10,535
Peabody Energy Corp.	239,100	9,356
Pioneer Natural Resources Co.	143,100	8,507
* Petrohawk Energy Corp.	483,980	8,213
* Continental Resources Inc.	183,800	8,201
Smith International Inc.	210,921	7,941
Noble Corp.	233,000	7,202
National Oilwell Varco Inc.	214,640	7,098
Murphy Oil Corp.	143,200	7,096
EXCO Resources Inc.	450,200	6,577
Cabot Oil & Gas Corp.	208,400	6,527
* Alpha Natural Resources Inc.	191,310	6,480

*	Pride International Inc.	287,700	6,427
*	FMC Technologies Inc.	104,100	5,482
*	Denbury Resources Inc.	326,500	4,780
*,^ InterOil Corp.		89,400	3,970
*	Weatherford International Ltd.	290,380	3,816
	Anadarko Petroleum Corp.	52,500	1,895
	Massey Energy Co.	17,547	480
			383,198
Exchange-Traded Fund (0.7%)
^,2 Vanguard Growth ETF		1,044,900	50,824

Financials (4.0%)
	Goldman Sachs Group Inc.	387,745	50,899
	Lincoln National Corp.	1,707,210	41,468
	Morgan Stanley	1,385,504	32,158
	JPMorgan Chase & Co.	520,296	19,048
	Wells Fargo & Co.	685,048	17,537
	Franklin Resources Inc.	198,800	17,135
	American Express Co.	379,400	15,062
*	Affiliated Managers Group Inc.	196,400	11,935
	Capital One Financial Corp.	282,500	11,385
	T Rowe Price Group Inc.	254,290	11,288
	Raymond James Financial Inc.	443,200	10,943
	Waddell & Reed Financial Inc.	430,075	9,410
	Lazard Ltd. Class A	320,970	8,573
	Aflac Inc.	159,900	6,823
	Hudson City Bancorp Inc.	520,900	6,376
*	TD Ameritrade Holding Corp.	304,200	4,654
	BlackRock Inc.	31,200	4,474
*	Berkshire Hathaway Inc. Class B	45,550	3,630
*	CB Richard Ellis Group Inc. Class A	225,600	3,070
	US Bancorp	115,600	2,584
	Jefferies Group Inc.	46,100	972
	Public Storage	7,200	633
*	Citigroup Inc.	137,600	517
			290,574
Health Care (12.7%)
	Medtronic Inc.	1,700,987	61,695
*	Medco Health Solutions Inc.	941,466	51,856
	Eli Lilly & Co.	1,478,216	49,520
	Teva Pharmaceutical Industries Ltd. ADR	736,600	38,296
*	Laboratory Corp. of America Holdings	462,581	34,855
*	Express Scripts Inc.	737,220	34,664
*	Waters Corp.	534,777	34,600
*	Hospira Inc.	600,202	34,482
*	Mylan Inc.	2,004,200	34,152
	Abbott Laboratories	722,296	33,789
	CR Bard Inc.	339,904	26,353
	UnitedHealth Group Inc.	922,210	26,191
*	Illumina Inc.	527,100	22,945
	Shire PLC ADR	366,700	22,508
*	Gilead Sciences Inc.	651,700	22,340
	Alcon Inc.	149,350	22,132
*	WellPoint Inc.	404,621	19,798
*	Amgen Inc.	374,500	19,699
	Cooper Cos. Inc.	483,680	19,246
*	Hologic Inc.	1,304,423	18,171

Perrigo Co.	303,100	17,904
* ResMed Inc.	255,940	15,564
* Vertex Pharmaceuticals Inc.	435,800	14,338
* United Therapeutics Corp.	281,140	13,722
* Thermo Fisher Scientific Inc.	274,000	13,440
* Catalyst Health Solutions Inc.	385,963	13,316
* ICON PLC ADR	441,100	12,743
* Varian Medical Systems Inc.	243,500	12,730
Beckman Coulter Inc.	208,400	12,564
* Intuitive Surgical Inc.	39,621	12,505
* Life Technologies Corp.	247,441	11,692
McKesson Corp.	173,200	11,632
* QIAGEN NV	594,800	11,432
Stryker Corp.	211,802	10,603
Patterson Cos. Inc.	319,900	9,127
AmerisourceBergen Corp. Class A	287,100	9,115
Baxter International Inc.	221,072	8,984
* Lincare Holdings Inc.	249,200	8,102
* ev3 Inc.	350,971	7,865
* Mednax Inc.	139,600	7,763
* Watson Pharmaceuticals Inc.	189,900	7,704
* Warner Chilcott PLC Class A	335,900	7,675
Johnson & Johnson	124,400	7,347
* Covance Inc.	134,420	6,898
* Edwards Lifesciences Corp.	120,200	6,734
* Amylin Pharmaceuticals Inc.	344,200	6,471
* Brookdale Senior Living Inc.	400,390	6,006
* VCA Antech Inc.	240,800	5,962
* Cephalon Inc.	77,080	4,374
Allergan Inc.	54,700	3,187
* Endo Pharmaceuticals Holdings Inc.	81,500	1,778
* Community Health Systems Inc.	10,000	338
		926,907
Industrials (13.0%)
Caterpillar Inc.	1,520,209	91,319
Boeing Co.	1,052,334	66,034
Parker Hannifin Corp.	821,539	45,563
General Electric Co.	3,096,852	44,657
Raytheon Co.	843,737	40,828
Ingersoll-Rand PLC	1,115,699	38,480
Honeywell International Inc.	887,586	34,642
Illinois Tool Works Inc.	762,329	31,469
Southwest Airlines Co.	2,700,082	29,998
Cummins Inc.	450,212	29,322
Joy Global Inc.	577,271	28,915
Dover Corp.	690,163	28,842
Emerson Electric Co.	625,451	27,326
AMETEK Inc.	670,124	26,905
Precision Castparts Corp.	239,534	24,653
Fastenal Co.	456,090	22,891
United Technologies Corp.	336,000	21,810
* Koninklijke Philips Electronics NV	675,734	20,164
* IHS Inc. Class A	329,350	19,241
Landstar System Inc.	441,730	17,223
* BE Aerospace Inc.	543,646	13,825
* Chicago Bridge & Iron Co. NV	710,820	13,371
United Parcel Service Inc. Class B	229,500	13,056

Flowserve Corp.	150,335	12,748
* Stericycle Inc.	186,900	12,257
Goodrich Corp.	180,000	11,925
* HUB Group Inc. Class A	361,162	10,838
* Quanta Services Inc.	517,061	10,677
FedEx Corp.	141,830	9,944
Pall Corp.	284,252	9,770
AO Smith Corp.	201,139	9,693
Lockheed Martin Corp.	122,400	9,119
* Foster Wheeler AG	425,395	8,959
* Navistar International Corp.	178,800	8,797
* Corrections Corp. of America	459,150	8,761
MSC Industrial Direct Co. Class A	172,800	8,754
Republic Services Inc. Class A	286,200	8,509
* Aecom Technology Corp.	344,158	7,936
CH Robinson Worldwide Inc.	138,500	7,709
Watsco Inc.	128,800	7,460
* Kansas City Southern	200,900	7,303
JB Hunt Transport Services Inc.	223,445	7,300
* WABCO Holdings Inc.	218,132	6,867
CLARCOR Inc.	192,488	6,837
Robert Half International Inc.	242,900	5,720
* Owens Corning	166,800	4,989
* Alliant Techsystems Inc.	62,697	3,891
* Delta Air Lines Inc.	276,300	3,247
L-3 Communications Holdings Inc.	32,300	2,288
Pitney Bowes Inc.	81,700	1,794
Union Pacific Corp.	22,600	1,571
Rockwell Automation Inc.	11,900	584
		946,781
Information Technology (38.1%)
* Apple Inc.	1,020,740	256,747
* Cisco Systems Inc.	9,865,689	210,238
International Business Machines Corp.	1,699,319	209,832
Microsoft Corp.	8,889,909	204,557
* Google Inc. Class A	332,532	147,960
* NetApp Inc.	3,214,797	119,944
Intel Corp.	5,292,684	102,943
Oracle Corp.	4,612,437	98,983
* EMC Corp.	4,656,993	85,223
Altera Corp.	3,084,235	76,520
Hewlett-Packard Co.	1,617,449	70,003
* Juniper Networks Inc.	2,988,257	68,192
* VMware Inc. Class A	1,088,875	68,153
Xilinx Inc.	2,610,359	65,938
* QLogic Corp.	3,575,487	59,425
Visa Inc. Class A	611,527	43,265
Mastercard Inc. Class A	214,990	42,897
* Adobe Systems Inc.	1,482,760	39,189
Analog Devices Inc.	1,348,865	37,579
* Dell Inc.	3,099,766	37,383
Intersil Corp. Class A	2,923,898	35,408
* Alliance Data Systems Corp.	544,530	32,410
* Agilent Technologies Inc.	1,138,625	32,371
* Check Point Software Technologies Ltd.	1,058,424	31,202
* Cognizant Technology Solutions Corp. Class A	609,700	30,522
* SanDisk Corp.	666,205	28,027

* Skyworks Solutions Inc.	1,661,900	27,903
* eBay Inc.	1,376,708	26,997
* Emulex Corp.	2,890,874	26,538
Texas Instruments Inc.	1,092,901	25,443
* BMC Software Inc.	715,435	24,775
* Baidu Inc. ADR	351,209	23,910
* Riverbed Technology Inc.	827,772	22,863
* Hewitt Associates Inc. Class A	620,087	21,368
* Rovi Corp.	559,320	21,204
Amphenol Corp. Class A	535,010	21,015
* F5 Networks Inc.	237,970	16,318
Fidelity National Information Services Inc.	594,670	15,949
* Marvell Technology Group Ltd.	985,200	15,527
* Intuit Inc.	376,600	13,094
* Amdocs Ltd.	479,800	12,883
* Genpact Ltd.	749,910	11,646
Tencent Holdings Ltd. ADR	702,694	11,633
* Equinix Inc.	122,000	9,909
* NeuStar Inc. Class A	465,750	9,604
* Longtop Financial Technologies Ltd. ADR	290,788	9,421
* Atheros Communications Inc.	340,001	9,364
* Avago Technologies Ltd.	417,740	8,798
* Red Hat Inc.	284,300	8,228
Solera Holdings Inc.	223,505	8,091
Tyco Electronics Ltd.	317,288	8,053
* Lam Research Corp.	209,870	7,988
* FLIR Systems Inc.	271,900	7,910
QUALCOMM Inc.	238,524	7,833
* Nuance Communications Inc.	516,040	7,715
* Autodesk Inc.	307,400	7,488
* Micron Technology Inc.	813,200	6,904
* Microsemi Corp.	454,500	6,649
Broadcom Corp. Class A	200,000	6,594
* Western Digital Corp.	201,800	6,086
CA Inc.	328,000	6,035
Jabil Circuit Inc.	443,963	5,905
* Polycom Inc.	190,420	5,673
ADTRAN Inc.	205,500	5,604
* Teradata Corp.	176,500	5,380
Western Union Co.	357,244	5,326
* Salesforce.com Inc.	56,105	4,815
* Seagate Technology	358,900	4,680
* VeriSign Inc.	153,400	4,073
* Blackboard Inc.	101,364	3,784
* Synopsys Inc.	161,900	3,379
* TiVo Inc.	405,300	2,991
* Symantec Corp.	208,300	2,891
Tellabs Inc.	376,370	2,405
* Trimble Navigation Ltd.	69,735	1,953
* Flextronics International Ltd.	314,072	1,759
* Sybase Inc.	21,900	1,416
		2,778,681
Materials (1.8%)
Nucor Corp.	960,784	36,779
Albemarle Corp.	391,000	15,527
Newmont Mining Corp.	213,500	13,181
Freeport-McMoRan Copper & Gold Inc.	205,800	12,169

Praxair Inc.			143,930	10,937
Celanese Corp. Class A			372,700	9,284
International Paper Co.			364,000	8,237
Lubrizol Corp.			96,000	7,710
Allegheny Technologies Inc.			134,000	5,921
Ecolab Inc.			115,400	5,183
Walter Energy Inc.			45,400	2,763
Monsanto Co.			2,757	127
				127,818
Telecommunication Services (1.1%)
* American Tower Corp. Class A			1,380,445	61,430
* NII Holdings Inc.			347,500	11,301
Brasil Telecom SA ADR			360,352	7,236
Millicom International Cellular SA			44,150	3,579
				83,546
Utilities (0.1%)
* AES Corp.			838,370	7,746

Total Common Stocks (Cost $6,350,223)				6,977,632
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.1%)[1]
Money Market Fund (2.8%)
[3,4] Vanguard Market Liquidity Fund	0.286%		201,562,300	201,562

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (1.1%)
Banc of America Securities, LLC
(Dated 6/30/10, Repurchase Value
$81,100,000, collateralized by Government
National Mortgage Assn. 5.00%, 5/20/40)	0.050%	7/1/10	81,100	81,100

U.S. Government and Agency Obligations (0.2%)
[5,6] Fannie Mae Discount Notes	0.300%	9/8/10	2,000	1,999
[5,6] Freddie Mac Discount Notes	0.350%	8/23/10	2,500	2,500
[5,6] Freddie Mac Discount Notes	0.320%	9/7/10	1,500	1,499
[5,6] Freddie Mac Discount Notes	0.320%	9/20/10	500	500
[5,6] Freddie Mac Discount Notes	0.245%	9/21/10	8,000	7,997
				14,495
Total Temporary Cash Investments (Cost $297,154)				297,157
Total Investments (99.8%) (Cost $6,647,377)				7,274,789
Other Assets and Liabilities-Net (0.2%)[4]				17,497
Net Assets (100%)				7,292,286

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $28,470,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $29,357,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $14,495,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
S&P 500 Index	September 2010	228	58,516	(1,614)
E-mini S&P 500 Index	September 2010	1,980	101,633	(2,731)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Morgan Growth Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,977,632	—	—
Temporary Cash Investments	201,562	95,595	—
Futures Contracts—Liabilities[1]	(1,357)	—	—
Total	7,177,837	95,595	—
1 Represents variation margin on the last day of the reporting period.

E. At June 30, 2010, the cost of investment securities for tax purposes was $6,647,377,000. Net unrealized appreciation of investment securities for tax purposes was $627,412,000, consisting of unrealized gains of $1,059,303,000 on securities that had risen in value since their purchase and $431,891,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

VANGUARD MORGAN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.